CONSOLIDATED BALANCE SHEETS (Parenthetical) (JPY ¥) In Millions, except Share data	Mar. 31, 2011	Mar. 31, 2010
Trading account assets, assets pledged that secured parties are permitted to sell or repledge	¥ 6,488,316	¥ 7,750,764
Available-for-sale securities, assets pledged that secured parties are permitted to sell or repledge	2,713,538	3,766,797
Long-term debt, liabilities accounted for at fair value	¥ 441,425	¥ 353,604
Common stock, par value	¥ 0	¥ 0
Common stock, authorized	24,115,759,000	24,115,759,000
Common stock, issued	21,782,185,320	15,494,397,690
Treasury stock, shares	5,656,647	9,397,093